Supplement to the May 1, 2008 Prospectus, as supplemented,
                           for the following products:
                           Spinnaker Variable Annuity
                       Spinnaker Advisor Variable Annuity
                        Spinnaker Choice Variable Annuity

                      Supplement dated February 27, 2009


Pioneer Variable Contracts Trust has authorized the liquidation of the Pioneer Small Cap Value VCT Portfolio on or about April 24, 2009. Contract Owners invested in the Pioneer Small Cap Value VCT Portfolio will need to supply transfer instructions and updated allocation designations regarding the portfolio to Symetra Life Insurance Company prior to such liquidation date.
In preparation for the liquidation, Symetra Life Insurance Company will no longer make available the Pioneer Small Cap Value VCT Portfolio to new investors, effective February 27, 2009. If you are invested in the Pioneer Small Cap Value VCT Portfolio on February 27th, and remain continuously invested thereafter, you will still be allowed to contribute to the portfolio
until its liquidation on or about April 24, 2009.   However, unless you have
provided us with updated allocations and transfer instructions prior to April 24, 2009, we will allocate any remaining investment you have in the Pioneer Small Cap Value VCT Portfolio to the Fidelity VIP Money Market Portfolio.

Contacting Symetra. If you have any questions, you can contact a Symetra Financial Client Services Representative at (800)796-3872. You can also use our website at www.Symetra.com.
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	Supplement to the May 1, 2008 Prospectus, as supplemented,
                          for the following products:
                          Spinnaker Variable Annuity
                      Spinnaker Advisor Variable Annuity

                     Supplement dated February 27, 2009


Pioneer Variable Contracts Trust has authorized the liquidation of the Pioneer Small Cap Value VCT Portfolio on or about April 24, 2009.
Contract Owners invested in the Pioneer Small Cap Value VCT Portfolio will need to supply transfer instructions and updated allocation designations regarding the portfolio to Symetra Life Insurance Company prior to such liquidation date.

In preparation for  the liquidation, Symetra Life Insurance Company will no longer make available the Pioneer Small Cap Value VCT Portfolio to new investors, effective February 27, 2009. If you are invested in the Pioneer Small Cap Value VCT Portfolio on February 27th, and remain continuously invested thereafter, you will still be allowed to contribute to the
portfolio until its liquidation on or about April 24, 2009.   However,
unless you have provided us with updated allocations and transfer instructions prior to April 24, 2009, we will allocate any remaining investment you have in the Pioneer Small Cap Value VCT Portfolio to the Pioneer Money Market VCT Portfolio.

Contacting Symetra. If you have any questions, you can contact a Symetra Services Representative at (800)796-3872. You can also use our website at www.Symetra.com.